CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect Period of Adoption CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Cumulative Effect Period of Adoption CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Other Comprehensive Income Cumulative Effect Period of Adoption CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Deficit Cumulative Effect Period of Adoption CNY (¥)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)
Balances at Dec. 31, 2019	¥ 9,613,390			¥ 325		¥ 41,298,328			¥ 2,106,718			¥ (33,834,357)			¥ 42,376
Balances (ASC 2016-13) at Dec. 31, 2019			¥ (94,048)											¥ (94,048)
Balances (in shares) at Dec. 31, 2019 | shares				5,135,516,521	5,135,516,521
Net loss	(7,007,153)											(7,038,361)			31,208
Issuance of ordinary shares upon follow-on offering,net of issuance costs	4,451,969			¥ 18		4,451,951
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares				280,000,000	280,000,000
Equity component of convertible senior notes, net of issuance costs	394,956					394,956
Exercise of share-based awards	193,102			¥ 5		193,097
Exercise of share-based awards (in shares) | shares				70,684,420	70,684,420
Other comprehensive income	433,399								435,962						(2,563)
Issuance of subsidiaries' shares to noncontrolling interest holders	9,609					(918)									10,527
Reversal of accretion of redeemable noncontrolling interests upon deconsolidation of subsidiaries	(7,087)											(7,087)
Dividends paid and payable by a subsidiary	(22,563)														(22,563)
Share-based compensation	1,370,095					1,370,095
Others						(20,026)									20,026
Balances at Dec. 31, 2020	9,335,669			¥ 348		47,687,483			2,542,680			(40,973,853)			79,011
Balances (in shares) at Dec. 31, 2020 | shares				5,486,200,941	5,486,200,941
Net loss	(6,108,533)											(6,169,584)			61,051
Issuance of ordinary shares upon follow-on offering,net of issuance costs	505,418			¥ 2		505,416
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares				32,163,292	32,163,292
Equity component of convertible senior notes, net of issuance costs	48,793					48,793
Exercise of share-based awards	181,165			¥ 6		181,159
Exercise of share-based awards (in shares) | shares				80,388,622	80,388,622
Other comprehensive income	165,228								166,322						(1,094)
Issuance of subsidiaries' shares to noncontrolling interest holders	37														37
Reversal of accretion of redeemable noncontrolling interests upon deconsolidation of subsidiaries	(20,336)											(20,336)
Dividends paid and payable by a subsidiary	(50,876)														(50,876)
Share-based compensation	1,219,163					1,219,163
Balances at Dec. 31, 2021	5,275,728			¥ 356		49,642,014			2,709,002			(47,163,773)			88,129
Balances (ASU 2020-06) at Dec. 31, 2021			(635,925)					¥ (1,432,986)			¥ 24,938			¥ 772,123
Balances (in shares) at Dec. 31, 2021 | shares				5,598,752,855	5,598,752,855
Reversal of accretion of redeemable noncontrolling interests upon deconsolidation of subsidiaries	28,965											28,965
Net loss	(117,776)											(136,212)			18,436
Issuance of ordinary shares to third parties upon private placement	1,170,090			¥ 20		1,170,070
Issuance of ordinary shares to third parties upon private placement (in shares) | shares				304,705,874	304,705,874
Issuance of Class B ordinary shares to Baidu upon private placement	634,470			¥ 10		634,460
Issuance of Class B ordinary shares to Baidu upon private placement (in shares) | shares				164,705,882	164,705,882
Exercise of share-based awards	63,230			¥ 1		63,229
Exercise of share-based awards (in shares) | shares				20,501,567	20,501,567
Other comprehensive income	(865,816)	$ (125,532)							(870,486)						4,670
Issuance of subsidiaries' shares to noncontrolling interest holders	1,000														1,000
Reversal of accretion of redeemable noncontrolling interests upon deconsolidation of subsidiaries	0	0
Dividends paid and payable by a subsidiary	(16,878)														(16,878)
Share-based compensation	811,441					811,441
Acquisition of noncontrolling interests in subsidiaries	(5,090)					(2,540)									(2,550)
Balances at Dec. 31, 2022	¥ 6,343,439	$ 919,712		¥ 387	$ 56	¥ 50,885,688	$ 7,377,731		¥ 1,863,454	$ 270,175		¥ (46,498,897)	$ (6,741,706)		¥ 92,807	$ 13,456
Balances (ASU 2020-06) at Dec. 31, 2022			¥ 24,938
Balances (in shares) at Dec. 31, 2022 | shares				6,088,666,178	6,088,666,178